Related Party Disclosures	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Related Party Disclosures
23.
Related party disclosures

A. Related parties

Details of transactions and balances with related parties are as follows:

June 30, 2026
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Statement of profit or loss
Revenue	—	—	—	—
Statement of financial position
Accounts receivables and accounts payables	—	—	—	—

December 31, 2025
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Statement of financial position
Accounts receivables and accounts payables	—	—	—	—

June 30, 2025
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Statement of profit or loss
Revenue	—	—	—	—

Only revenues from shareholders holding a minimum interest in the Group of 50% have been disclosed as a related party transaction in accordance with IAS 24 definitions.

On April 8, 2026, the Company entered into a bridge loan agreement with Orilla Asset Management, S.L, Kariega Ventures, S.L., Inversiones Financieras Perseo, S.L., AM Gestió, S.L., Consilium, S.L. and Anangu Grup, S.L., for an aggregate principal amount of EUR 5,650,000. In connection with the conversion of this bridge loan into share capital, on June 25, 2026, Kariega Ventures, S.L. purchased 325,885 Class A Shares, Orilla Asset Management, S.L. purchased 501,361 Class A Shares, AM Gestio, S.L. purchased 501,361 Class A Shares, Consilium, S.L. purchased 501,361 Class A Shares, Inversiones Financieras Perseo, S.L. purchased 501,361 Class A Shares and Anangu Grup, S.L. purchased 501,361 Class A Shares, in each case, at price of Euro 2.40 per share.

B. Remuneration of Directors and Key Management

The remuneration expenses recorded for the members of the Board of Directors for the six months ended on June 30, 2026 and 2025 are as follows:

(In thousand Euros)	June 30, 2026	June 30, 2025
Short-term benefits	341	267
Non-executive directors remuneration	52	—
Share-based payment plan	—	—
Total	393	267

Details of the remuneration expenses recorded for the Company’s senior management (excluding the executive members of the Board of Directors) are as follows:

(In thousand Euros)	June 30, 2026	June 30, 2025
Short-term benefits	689	1,003
Termination benefits	160	—
Share-based payment plan expenses	89	430
Total	938	1,433

No expenses for post-employment benefits were incurred during the six months ended June 30, 2026 and the six months ended June 30, 2025. As of June 30, 2026 and 2025, the Group had no pension or life insurance obligations with members of senior management.

As of June 30, 2026 and 2025, no advances or loans had been granted to members of senior management, nor had the Company extended any guarantees on their behalf.

During the six months ended June 30, 2026, public liability insurance premiums of Euros 301 thousand, as compared to Euros 342 thousand in the six months ended June 30, 2025 had been incurred to be covered for damages or losses that may be incurred by members of the Board of Directors in the performance of their duties. These insurance premiums do however not form part of the remuneration of the members of the Board of Directors and have therefore not been included in the table above.